ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Sep. 30, 2024
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of the following:

	September 30, 2024	September 30, 2023

Accounts receivable	$286,701	$568,940
Less: allowance for expected credit loss	(20,322)	(49,573)
Accounts receivable, net	$266,379	$519,367

SCHEDULE OF MOVEMENT OF ALLOWANCES OF EXPECTED CREDIT LOSS

The movement of allowances for expected credit loss is as follow:

	September 30, 2024	September 30, 2023

Balance at beginning of the year	$49,573	$28,382
(Reversal of) provision	(29,251)	21,191
Ending balance	$20,322	$49,573